Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Summary of Key Financial Performance Measures of Segments Including Revenue, Cost of Revenue, and Gross Profit

Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	2019	2018	2017
	(in € millions)
Premium
Revenue	6,086	4,717	3,674
Cost of revenue	4,465	3,461	2,868
Gross profit	1,621	1,256	806
Ad-Supported
Revenue	678	542	416
Cost of revenue	577	445	373
Gross (loss)/profit	101	97	43
Consolidated
Revenue	6,764	5,259	4,090
Cost of revenue	5,042	3,906	3,241
Gross profit	1,722	1,353	849

Summary of Reconciliation Between Reportable Segment Gross Profit and Loss to Consolidated Loss Before Tax	The reconciliation between reportable segment gross profit to the Group’s loss before tax is as follows:
	2019	2018	2017
	(in € millions)
Segment gross profit	1,722	1,353	849
Research and development	(615)	(493)	(396)
Sales and marketing	(826)	(620)	(567)
General and administrative	(354)	(283)	(264)
Finance income	275	455	118
Finance costs	(333)	(584)	(974)
Share in (losses)/earnings of associate	—	(1)	1
Loss before tax	(131)	(173)	(1,233)

Summary of Revenue and Non-current Asset by Geographic Country	Revenue by country
	2019	2018	2017
	(in € millions)
United States	2,542	1,973	1,577
United Kingdom	727	576	444
Luxembourg	4	3	3
Other countries	3,491	2,707	2,066
	6,764	5,259	4,090

Property and Equipment and Lease Right-of-Use Assets
Disclosure Of Operating Segments [Line Items]
Summary of Revenue and Non-current Asset by Geographic Country

Non-current assets for this purpose consists of property and equipment and lease right-of-use assets.

	2019	2018	2017
	(in € millions)
Sweden	154	29	32
United States	525	142	28
United Kingdom	79	19	6
Other countries	22	7	7
	780	197	73